Components of Other Comprehensive Loss (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Actuarial loss on defined benefit plan:
Actuarial loss on obligation		₨ (5,776)	₨ (5,047)	₨ (8,873)
Income tax expense		250	187	733
Total	$ (80)	(5,526)	(4,860)	(8,140)
Foreign currency translation:
Foreign currency translation differences		(4,834)	(9,879)	44,997
Other comprehensive income, net of tax, exchange differences on translation	$ (70)	₨ (4,834)	₨ (9,879)	₨ 44,997